Letter of Transmittal


       U.S. Securities and Exchange Commission
       Filing Desk
       450 5th. St., N.W.
       Washington, DC 20549

       Re: East End Mutual Funds, Inc.
           CIK No. 0000920261
           File Nos. 811-8408


    Commissioners:

    Filed herewith on EDGAR in accordance with the provisions of Regulation S-T is post Effective Amendment No. 3 to the captioned Funds's Registration Statement on Form N1-A. Changes have been marked in
    accordance  with  Regulation   310,   the  Articles  of Incorporation,
    By-Laws and Investment Management agreement are incorporated by reference.


                                   Very Truly Yours


                                   Aristides M. Matsis



                             EAST END MUTUAL FUNDS,INC.
                              POST EFFECTIVE AMENDMENT



       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 9/7/98
                               FILE NO:  811-8408

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/


       Post-Effective Amendment    No.  /_3_/

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      /X/
       ACT OF 1940

                            Amendment No. 2

                    (Check appropriate box or boxes.)

                        EAST END MUTUAL FUNDS, INC.
            (Exact name of Registrant as Specified in Charter)
                         736 West End Avenue, Suite 3A
                         New York, New York 10025-6245
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number, including Area Code:
                                  212-666-0289

                 ARISTIDES M. MATSIS, 736 WEST END AVENUE, SUITE 3A
                            NEW YORK, NEW YORK 10025-6245
                      (Name and Address of Agent for Service)

                       Please send a copy of communications to:
                                Aristides M.Matsis
                              736 West End Avenue, Ste. 3A
                             New York, New York 10025
                                  212-666-0289

                ANNUAL REGISTRATION STATEMENT PURSUANT TO RULE 485

       It is proposed that this filing will become effective immediately upon filing.

       A Rule 24f-2 Notice for the year ended June 30, 1998 was filed on September 7,1998



                                   FORM N-1A

                             CROSS REFERENCE SHEET

       Form N-1A Part A

       ITEM NO.                      PROSPECTUS LOCATION

       1.   Cover Page     .    .    Cover Page


       2.   Synopsis  .    .    .    Shareholder Transaction
                                     Expenses

       3.   Condensed Financial
            Information   .    .     Per Share Table


       4.  General Description of
           Registrant     .    .    Investment Objective of the
                                    Fund; Investment Policies of
                                    the Fund; Other Investment
                                    Policies; Investment Risks;
                                    Who Should Invest; General
                                    Information; Dividends and
                                    Distributions; Taxation

       5.  Management of the
           Fund .    .    .    .    Management's Experience;
                                    How the Fund is Managed;
                                    Fund Service Providers

       5A. Management Discussion of
           Fund Performance         Management Discussion of
                                    Fund Performance

       6.  Capital Stock and
           Other Securities    .    General Information

       7.  Purchase of Securities
           Being Offered  .    .    How to Invest in the Fund;
                                    How Net Asset Value is Determined
                                    Plan of Distribution;

       8.  Redemption or
           Repurchase               How to Sell (Redeem) Your Shares


                                    FORM N-1A PART B


                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

       ITEM NO.

       9.  Pending Legal
           Proceedings    .    .    .    None

       10. Cover Page     .    .    .    Cover Page

       11. Table of Contents   .    .    Table of Contents

       12. General Information and       The Company; Description of
           History   .    .    .         Predecessor Company and the
                                         Management; Independent
                                         Auditors

       13.Investment Objectives          Investment Objective and
          and Policies   .    .         .Policies; Investment
                                         Restrictions

       14. Management of the Fund .    . Investment Manager; Directors
                                         and Officers

       15. Control Persons and           Control Persons and Principal
           Principal Holders             Holders of Securities
           of Securities  .    .

       16. Investment Advisory           The Investment Manager
           and Other                     Independent Auditors
           Services  .    .    .         See item "Fund Service
                                         Providers" in Prospectus

       17. Brokerage Allocation          Execution of Portfolio
                                         Transactions

       18. Capital Stock and Other
           Securities     .    .         See "General Information" in
                                         Prospectus

       19. Purchase, Redemption and      Additional Purchase and
           Pricing of Securities         Redemption Information
           Being Offered  .    .         Distribution Plan



                       FORM N-1A PART B (Continued)

       20. Tax Status     .    .    .    Tax Information
                                         Tax Distributions of Dividends

       21. Underwriters   .    .         Not Applicable

       22. Calculations of Performance
           Data                          Measuring Performance

       23. Financial Statements     .    Independent Auditors' Report;
                                         Schedule of Investments 6/30/98;
                                         Statement of Assets and Liabilities
                                         6/30/98;Notes to Financial Statement
                                         6/30/98.





                                        PART C

                                   OTHER INFORMATION

 Item 24.  Financial Statements
           and Exhibits

           (a)  Financial Statements

                Schedule of Investments 6/30/98
                Statement of Assets and Liabilities 6/30/98


           (b)  Exhibits                                    Exhibit No.

                (1)  copies of the Charter as now
                     in effect;

                     Articles of Incorporation                1*
                (2)  copies of the existing bylaws
                     or instruments corresponding
                     thereto;

                     Copy of Bylaws                           2*

                (3)  copies of any voting trust              None
                     agreement with respect to
                     more than 5 percent of any
                     class of equity securities
                     of the Registrant;

                (4)  copies of all instruments             Article VI
                     defining the rights of holders        Section (e)
                     of the Securities being               of Exhibit
                     registered including where               No. 1
                     applicable, the relevant
                     portion of the Articles of
                     Incorporation or bylaws of the
                     Registrant;

                 (5) copies of all investment
                     advisory contracts relating to
                     the management of the assets
                     of the Registrant;

                     Form of Investment Management               5*
                     Agreement between East End
                     Mutual Funds, Inc. with
                     respect to The Capital
                     Appreciation Series and East
                     End Investment Management Company;

                (6)  copies of each underwriting or              16*****
                     distribution contract between
                     the Registrant and a principal
                     underwriter, and specimens or
                     copies of all agreements between
                     principal underwriters and dealers;

                (7)  copies of all bonus, profit                 None
                     sharing, pension or other similar
                     arrangements wholly or partly for
                     the benefit of directors or
                     officers of the Registrant in
                     their capacity as such; any such
                     plan that is not set forth in a
                     formal document, furnish a
                     reasonably detailed description thereof;

                (8)  copies of all custodian
                     agreements and depository
                     contracts under Section 17(f)
                     of the 1940 Act with respect
                     to securities and similar
                     investments of the Registrant,
                     including the schedule of remuneration;

                     Form of Custodian Agreement             8***
                     between East End Mutual Funds,
                     Inc. and The Provident Bank;

                 (9)  copies of all other material contracts
                     not made in the ordinary course
                     of business which are to be
                     performed in whole or in part at
                     or after the date of the filing of
                     the Registration Statement;

                     (a)  Transfer Agency and Service        9(a)***
                          Agreement between East End
                          Mutual Funds, Inc. and
                          East End Investment Management
                          Company;

                     (b)  Pricing of Portfolio                9(b)***
                          Agreement between East End
                          Mutual Funds, Inc. and
                          East End Investment Management
                          Company;

                     (c)  Administration Agreement for        9(c)***
                          Reporting and Accounting
                          Services between East End Mutual
                          Funds, Inc. and East End
                          Investment Management Company.

                (10) an opinion and consent of counsel       10****
                     as to the legality of the securities
                     being registered, indicating whether
                     they will, when sold, be legally
                     issued, fully paid and non-assessable;

                (11) copies of any other opinions,
                     appraisals or rulings and consents
                     to use thereof relied on in the
                     preparation of this Registration
                     Statement and required by Section 7
                     of the 1933 Act.

                     (a)  Independent Auditors Report

   11(a)*****

                     (b)  Consent of Independent Public

   11(b)*****
                          Accountants

                 (12) all financial statements                None
                     omitted from Item 23;

                 (13) copies of any agreements or             None
                     understandings made in
                     consideration for providing the
                     initial capital between or among
                     the Registrant, the underwriter,
                     adviser, promoter, or initial
                     stockholders and written assurances
                     from promoters or initial shareholders
                     that their purchases were made for
                     investment purposes without any
                     present intention of redeeming or
                     reselling;

                (14) copies of the model plan used in the
                     establishment of any retirement plan
                     in conjunction with which Registrant
                     offers its securities, any instructions
                     thereto and any other documents making
                     up the model plan.  Such form(s) should
                     disclose the costs and fees charged in
                     connection therewith;

                     Master Retirement Plan                  14(a)***
                     Master Retirement Plan - Profit Sharing
                     Adoption Agreement                      14(b)***
                     Master Retirement Plan - Money Purchase
                     Adoption Agreement                      14(c)***
                     Simplified Employee Pension Plan
                     Adoption Agreement                      14(d)***
                     Self Directed Individual Retirement
                     Account                                 14(e)***
                     Standardized Paired Profit Sharing
                     Plan with Trust Agreement               14(f)***

                (15) copies of any plan entered into
                     by Registrant pursuant to Rule 12b-1
                     under the 1940 Act, which describes
                     all material aspects of the
                     financing of distribution of
                     Registrant's shares, and any agreements
                     with any person relating to implement-
                     ation of such Plan;

                     Form of Plan of Distribution            15(a)**
                     to be adopted by East End Mutual          (b)(ii) ***
                     Funds, Inc. with respect to the
                     Capital Appreciation Series;

                     Form of Agreement Pursuant to           15(b)***
                     Plan of Distribution between        Form of Selling
                     East End Mutual Funds, Inc. with   Agreement 15(b)(ii)
                     respect to the Capital Appreciation        *****
                     Series and East End Investment
                     Management Company;

                (16) Schedule for computation                 16 *****
                     of each performance quotation
                     provided in the Registration
                     Statement in response to Item 22
                     (which need not be audited);

    *    These Exhibits were filed with Registration Statement -      6/2/94
    **   This Exhibit was filed with Pre-Effective Amendment No. 2 - 9/14/94
    ***  This Exhibit was filed with Pre-Effective Amendment No. 3 - 1/25/95
    **** This Exhibit was filed with Post-Effective Amendment No.1 -  5/4/95
    *****This Exhibit was filed with Post-Effective Amendment No.2 - 9/19/97


 Item 25.  Persons Controlled by or Under Common Control With Registrant

 See Caption "Control Persons and Principal Holders of Securities" in the Statement of Additional Information

 Item 26.  Number of Holders of Securities

           (a)  Title of Class

                Common Capital Stock, $.001 par value

           (b)  Number of Record Holders

                4


 Item 27.  Indemnification

 (a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by
 Maryland statutory and decisional law and the Investment Company Act of 1940, no director or officers of the Corporation shallbe personally liable to the Corporation or its shareholders for money damages.

 The Articles further provide that the Corporation shall indemnify

 (1) its directors and officers, whether serving the corporation, or at its request, any other entity, to the full extent permitted or required by the general laws of the State of Maryland now or hereafter in force, including the advancing of expenses under the procedures and to the full extent permitted by law, and

 (2) its other employees and agents,to such extent as shall be authorized by the Board of Directors, the Corporation's
 By-Laws and permitted by law. The foregoing rights indemnifi-cation are not exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out the indemnification provisions and is expressly empowered to adopt, approve, and amend, from time to time, such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

 The Articles further provide that no amendment of the Articles of Incorporation shall limit or eliminate the right to indemnification provided, with respect to acts or omissions occurring prior to such amendment. Nothing contained in the Articles shall be construed to authorize the Corporation to indemnify any officer or director of the Corporation against any liability to the Corporation or to any hold-ers of securities of the Corporation to which he or she is subject by reason of willful malfeasance,bad faith,gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940.

 The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

 (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct

 The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "int-erested persons" of the Corporation as defined in Section 2(a)(19)
 of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

 (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circum-stances because the requisite standard of conduct has been met.

 (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appro-priate jurisdiction may order indemnification under certain cir-cumstances.

 (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition there-of to the fullest extent permissible under Maryland law. In accord-ance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corp-oration shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts,that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:(i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

 (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

 (g) Public Policy Presumption under the Securities Act of 1933 and Undertaking Pursuant to Rule 484(b)(1) under the 1933 Act. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

   In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 28.  Business and Other Connections of Investment Adviser

 Aristides M.Matsis and Michael A.Matsis are principals in Matsis Associates which is a company that was engaged in the business of owning and operating restaurants.In addition, both have been managing a trust and in connection therewith have been investing and reinvesting the trust assets.

 Item 29.  Principal Underwriter

           The Fund does not have a principal underwriter

 Item 30.  Location of Accounts and Records

          The books and records of the Fund, are maintained at East End Investment Management Company, 736 West End Avenue, Suite 3A, New York,NY 10025.

 Item 31.  Management Services

           There are no management service contracts not described in Part A or Part B of this Form N-1A

 Item 32.  Undertakings

           (a) Registrant agrees that the Directors of East End Mutual, Funds, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                 FORM N-30D

                        INDEPENDENT AUDITOR'S REPORT



       To the Shareholders and
       Board of Directors of the
       East End Mutual Funds, Inc.
       Capital Appreciation Series

              We  have  audited  the accompanying statement of assets and liabilities of East End Mutual Funds, Inc. - Capital Appreciation Series, including the schedule of investments owned, as of June 30, 1998 and the related statements of operations, changes in net assets, and the financial highlights for the period to June 30,
       1998.  These financial    statements   and   financial  highlights
       are the responsibility of the Fund's management. Our respons-ibility is to express an opinion on these financial statements based on our audit.

               We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East End Mutual Funds, Inc. - Capital Appreciation Series as of June 30, 1998 the results of its operations, the changes in net assets, and the financial highlights for the period June 30, 1997, in conformity with generally accepted accounting principles.


       Abington,Pennsylvania               Sanville & Company
       July 22,1998                    Certified  Public  Accountants





                           MESSAGE FROM THE PRESIDENT

                           EAST END MUTUAL FUNDS, INC.
                           CAPITAL APPRECIATION SERIES

       The financial markets during the past year appeared to balance between economic strength at home and collapse overseas which rotated between Japan, Malaysia, Indonesia and Korea. The disinflation in Asia forced a reduction of purchases - from commodities to software from the United States. This caused a 15% reduction in exports from the U.S. to these Asian countries, from a year ago levels.

       As a result profits as a whole declined in the U.S. As of June 30,1998 over 44% of the stocks listed on the NASDAQ have seen 30% or greater declines from their 52 week highs. The large cap stocks in the S&P 500 also lost ground year to date.

       The Fund's net asset value fell 7.7% during the 12 month period due in part to adverse market conditions enumerated above.

       As of June 30,1998 the Fund held 13.5% of its assets in short term debt instruments of the U.S.government - which will be used to purchase equities at their current depressed prices. The manager will seek stocks that are not dependent upon exports for the majority of their earnings.

       We thank you for your support.


       Sincerely,



       Aristides M. Matsis
       President
       East End Mutual Funds, Inc.

       July 25,1998





           EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES
                            Schedule of Investments
                                 June 30, 1998



COMMON STOCKS -  88.6%                 Shares        Value
   Computer Hardware - 9.0%
        Ascend Communications Inc. *        199   $   9,863
        Bay Networks Inc.          *        280       8,977
                                                     18,840
   Computer Peripherals - 11.3%
        Iomega Corp.               *      3,420      20,092
        Western Digital Corp.      *        310       3,662
                                                     23,734
   Computer Services - 6.8%
        Inacom Corp.               *        450      14,288
   Consumer Products - 9.6%
        Nike Inc. Class B                   200       9,737
        Ralston Purina                       90      10,513
                                                     20,250
   Education - 3.5%
        The Learning Company Inc.  *        250       7,406
   Internet - 2.4%
         Netscape Communications Co*        185       5,007
    Medical Care - 2.0%
         Oxford Health Plans Inc.  *        280       4,288
    Medical Information - 5.0%
        HBO & Co.                           300      10,575
    Medical Products - 8.2%
        Theragenics Corp.          *        660      17,201
    Pharmaceuticals - 4.7%
        Bristol Myers Squibb Co.             85       9,770
    Retail - 18.6%
        Costco Companies Inc.      *        157       9,901
        Home Depot Inc.                     117       9,718
        TJX Companies Inc.                  390       9,409
        Wal-mart Stores Inc.                165       9,993
                                                     39,021
    Semiconductor - 4.8%
        Intel Corp                          135      10,007
   Telecommunication - 2.7%
        Vocaltec Communications    *        500       5,562

           Total Investments - 88.6%                185,969
           Cash and Other Assets Less Liabilities -  23,903
                                                 $  209,872

*Non-incoming producing during the year.

The accompanying notes are an integral part of these financial statements.
          EAST  END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                       Statement of Assets and Liabilities
                                 June 30, 1998



ASSETS

Investments in securities, at value
 (cost - $194,599)(Notes 1 and 3)                           $ 185,969
U. S. Government securities money market account               28,327
Cash at custodian bank to pay for investment securities
       purchased                                               78,750
Receivable for investment securities sold                       5,757
Dividend receivable                                               120
Due from manager                                                  380
Deferred organization costs (Note 1)                           28,989

                    Total assets                              328,292



LIABILITIES

Payable for investment securities purchased                    89,431
Due to manager for deferred organization costs (Note 1)        28,989

                   Total liabilities                          118,420


NET ASSETS                                                  $ 209,872

Net assets consist of:

 Capital paid-in                                            $ 237,204
 Accumulated net realized loss on investments                (  2,499)
 Net unrealized appreciation of investments                  (  8,630)
 Accumulated net investment loss                             ( 16,203)

NET ASSETS                                                  $ 209,872

NET ASSET VALUE PER SHARE
 (based on 22,094 shares outstanding -
  shares authorized with $.001 per share par value)         $    9.50


 The accompanying notes are an integral part of these financial statements

          EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                             Statement of Operations
                            Year Ended June 30, 1998


INVESTMENT INCOME
   Income
     Dividends                                              $      917

                 Total income                                      917

   Expenses
     Investment management fees (Note 2)                         2,211
     Distribution fees (Note 2)                                  1,105
     Custodian fees                                              2,619
     Registration fees                                           1,536
     Printing and postage fees                                      72
     Audit fees                                                  4,500
     Insurance                                                   1,179
     Taxes                                                         100
     Other expenses                                                201

     Total expenses before reimbursement                        13,523
Reimbursement of expenses by manager (Note 2)                 (  6,499)

     Expenses, after reimbursement                               7,024

                 Net investment loss                          (  6,107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     Net realized gain on investments                           16,584
     Change in net unrealized depreciation                    ( 29,403)

     Net realized and unrealized loss on investments          ( 12,819)

     Net decrease in net assets resulting from operations $   ( 18,926)


The accompanying notes are an integral part of these financial statements

           EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                     Statement of Changes In Net Assets


                                                    Year Ended   Year Ended
                                                     June 30,     June 30,
                                                       1998         1997

INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment loss                           $ ( 6,107)    $ ( 8,560)
    Net realized gain (loss) on investments          16,584       (20,619)
    Change in net unrealized depreciation
      on investments                               ( 29,403)      (21,654)
    Net decrease in net assets
      resulting from operations                    ( 18,926)      (50,833)

  Distributions to shareholders from:
    Net investment income
    Net realized gain ($.937 per share)                           (19,557)

      Total distributions                                         (19,557)

  Share Transactions
    Net proceeds from sales of shares                 5,173        12,000
    Reinvestment of distributions                                  19,557
    Cost of shares redeemed                        ( 11,514)      (10,442)
    Net (decrease)increase in net assets resulting
      from share transactions                      (  6,341)       21,115
       Total decrease in net assets                ( 25,267)      (49,275)

    Net Assets
     Beginning of year                              235,139       284,414
     End of year                                  $ 209,872     $ 235,139

    Other information
     Shares:
      Sold                                              479         1,103
      Issued in reinvestment of distributions                       1,912
      Redeemed                                     (  1,117)     (    995)
     Net (decrease) increase                      $(    638)     (  2,020)


The accompanying notes are an integral part of these financial statements EAST END MUTUAL FUNDS,INC . - CAPITAL APPRECIATION SERIES


                           Financial Highlights
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         For the period from
                                                             October 2, 1995
                                             Year       Year  (commencement of
                                            Ended       Ended  operations) to
                                           June 30,    June 30,   June 30,
                                             1998        1997      1996
Per  Share Operating Performance
Net Asset Value, Beginning of Period      $  10.340  $   13.730  $  10.480
Income From Investment Operations:
Net Investment Loss                        (  0.290)   (  0.370)  (  0.007)
Net Realized and Unrealized Gain (Loss)
   on Investments                          (  0.550)   (  2.083)     3.335

Total From Investment Operations           (  0.840)   (  2.453)     3.328
Less Distributions:
Distributions from Net Realized Gain          -           0.937      0.078

Total Distributions                           -           0.937      0.078

Net Asset Value, End of Period             $  9.500  $   10.340   $ 13.730

Total Return                                 (8.124)%   (17.870)%   31.760%

Ratios/Supplemental Data:

Ratio of Expenses (After Reimbursement)
   to Average Net Assets                      3.057 %     4.840 %    2.770%  *
Ratio of Net Investment Loss to Average
   Average Net Assets                        (2.658)%    (3.670)%   (0.910)% *
Portfolio Turnover Rate (%)                  86.840 %    26.980%    65.810 %
Average Commission Rate                    $  0.080    $  0.050   $  0.060
Net Assets, End of Period                  $209,872    $235,139   $284,414

* annualized

The acompanying notes are an integral part of these financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of the
East End Mutual Funds, Inc. -
Capital Appreciation Series

We have audited the accompanying statement of assets and liabilities of East End Mutual Funds, Inc. Capital Appreciation Series, including the schedule of investments owned, as of June 30, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein.

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan, perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures inc-luded confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing accounting principles used and significant estimates made by management, as well as evalu-ating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East End Mutual Funds, Inc. - Capital Appreciation Series as of June 30, 1998 the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



Abington, Pennsylvania                             Sanville & Company
July 22, 1998                                 Certified Public Accountants


        	EAST END MUTUAL FUNDS, INC. -  CAPITAL APPRECIATION SERIES
                 	    Notes to Financial Statements
                            	June 30, 1998




1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: East End Mutual Funds, Inc. - Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc. (the "Company"), a Maryland Corporation. The Fund is a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities 60 days or less are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders:The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes will be required in the financial statements.



         EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
	              Notes to Financial Statements (Continued)
	                         June 30, 1998


1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Organization Expenses: East End Investment Management Company (the "Manager") has paid the deferred organization expenses of the Fund. Deferred organization expenses will be amortized over a period not exceeding five years once the Fund has the ability to amortize the expenses and not exceed the most restrictive annual expense limitation (see Note 2).The Manager will be repaid at the rate in which the deferred organization expenses are amortized. In the event that the Manager (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, proceeds of the redemption payable in respect of such shares shall be reduced by pro-rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption.

In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.


2.	MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of average daily net assets, .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $2,211 was accrued but none paid for year ended June 30, 1998. Effective July 1, 1998 the Manager has voluntarily agreed to reimburse the Fund for expenses in excess of 2% of daily net assets.

The Manager voluntarily agreed to reimburse the Fund for expenses in excess of 2% of daily net assets plus any custodian fees. Total expenses after reim-bursement for the year ended June 30, 1998 were 3.057% of daily net assets. The Manager reimbursed the Fund by advancing fees and expenses totaling $6,499 for the year ended June 30, 1998.

Any deferrals or advances made by the Manager will be subject to recoupment by the Manager and reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable state expense limitations and further provided,that payment would not adversely impact the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders.The Fund is contingently liable to the Manager subject to such recoupment in the amount of $6,499 for year ended June 30, 1998; $12,483 for the year ended June 30, 1997 and $19,300 for the period ended June 30, 1996.


        	EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
	              Notes to Financial Statements (Continued)
	                            June 30, 1998


2.	MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES (Continued)

The Manager will also provide transfer agency, and portfolio pricing services to the Fund.Under the terms of the Transfer Agency and Service Agreement,the Manager will charge a minimum annual fee of $15,000 to the Fund. The terms of the Portfolio Pricing Agreement provide for an annual fee of $12,000. In add-ition, the Manager will also provide administrative services, accounting ser-vices, financial reporting services, tax accounting services and compliance control services. The Manager will charge a minimum annual fee of $38,000 for these additional services. The Manager did not charge the Fund for any of the above services for the year ended June 30, 1998.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses up to .50% of average daily net assets. A distribution fee of $1,105 was accrued but none paid for the year ended June 30, 1998.

Certain officers and directors of the Fund are officers and directors of the Manager.


3.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended June 30, 1998 were $186,906 and $184,826, respectively.

At June 30, 1998, net unrealized depreciation for Federal income tax purposes aggregated $8,630 of which $20,171 related to unrealized appreciation of securities and $28,801 related to unrealized depreciation of securities.
The cost of investments at June 30, 1998 for Federal income tax purposes was $194,599.


               CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

We consent to the use of our report, dated July 22, 1998, on the annual financial statements and financial highlights of the East End Mutual Funds, Inc. - Capital Appreciation Series, which is included in Part A and Part B in Post Effective Amendment No. 3 to Registration Statement under the Securities Act of 1933 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.




Abington Pennsylvania                          August 20,1998
Sanville & Company                         Certified Public Accountants


                    MINUTES OF A SPECIAL MEETING OF THE BOARD
                           TO APPROVE FIDELITY BOND OF
                           EAST END MUTUAL FUNDS, INC.


       MINUTES of the meeting, duly called, of the Board of Directors of East End Mutual Funds, Inc. a Maryland corporation, held on the
       26th day of August 1997 at 736 West End Avenue, Suite 3A New York, New York at 6:30 PM.

       The President of the Corporation called the meeting to order.

       The  Secretary  called  the  roll  and  the  following Independent
       Directors  were  found  present:   Dr. Fred Fisher and Dr. Jeffrey
       Newcomer, also Directors Michael Matsis and Aristides Matsis

       The Secretary reported that Notice of the time and place of holding the meeting was given to each Director by mail in accordance with the By-Laws.

       On motion duly made and carried, the notice was ordered filed.

       The President then stated that a quorum was present and the meeting was ready to transact business.

       The minutes of the preceding meeting of the Board, held on the 27th. day of June 1997 were read and adopted.

       The President presented his report.

       WHEREAS this Corporation must pursuant to Rule 17g-1 of the 1940 Act approve the fidelity bond originally issued by Aetna Insurance and is now called Travelers Casualty and Surety Company in the amount of $50,000 in favor of East End Mutual Funds,Inc. solely, of which the premium has been prepaid to September, 14, of 1998.

       Now therefore it is resolved that the Corporation by the majority of its Independent Directors unanimously approves said bond.

       On motion duly made and carried, the same was received and ordered to be filed.

       There being no further business before the meeting, on motion duly made, seconded and carried, the meeting was adjourned.

       IN WITNESS WHEREOF, I have hereunto set my hand on this 27 th. day of July 1998.


                             /s/_______________________
                             Michael Matsis, Secretary





                                    SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this 485BPOS annual filing updating its financials on its behalf by the undersigned, hereunto duly authorized in New York, New York, on the 7th. day of September, 1998.

                           EAST END MUTUAL FUNDS, INC.


                                      BY:    /s/ Aristides Matsis
                                                        President